Note 13 - Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
13	Financial instruments
a)
   Financial instruments

The Company's financial instruments generally consist of cash and cash equivalents, receivables, deposits, accounts payable and accrued liabilities and loans payable. It is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values.

The Company is exposed to currency risk by incurring certain expenditures in currencies other than the Canadian dollar. In addition, as certain of the Company's consolidated subsidiaries' functional currency is the United States dollar, the Company is exposed to foreign currency translation risk. The Company does not use derivative instruments to reduce this currency risk.

b)
   Fair value classification of financial instruments

Fair value measurement is based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three
levels of inputs that
may
be used to measure fair value which are:

Level
1
— Quoted prices that are available in active markets for identical assets or liabilities.

Level
2
— Quoted prices in active markets for similar assets that are observable.

Level
3
— Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At
December
31,
2016,
the Company had Level
1
financial instruments, consisting of cash and cash equivalents, with a fair value of
$13.4
million.